Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,445,000
Previously Paid Amount	0.00
Total Fee Amount	199.55
Total Offset Amount	0.00
Net Fee	199.55
Narrative - Max Aggregate Offering Price	$ 1,445,000
Final Prospectus	true